Noncontrolling Interest	12 Months Ended
Dec. 31, 2024
NONCONTROLLING INTEREST [Abstract]
Noncontrolling Interest
19.	NONCONTROLLING INTEREST
Currently, the noncontrolling interests in
the
Sohu Group’s consolidated financial statements primarily consist of noncontrolling interests reflecting economic interests in Changyou’s subsidiaries held by shareholders other than Changyou.
Noncontrolling Interest in the Consolidated Balance Sheets
Sohu holds 100% of the combined total of Changyou’s outstanding ordinary shares, and the noncontrolling interests recognized in the Sohu Group’s consolidated balance sheets reflect economic interests in Changyou’s subsidiaries held by shareholders other than Changyou. Noncontrolling interest of Changyou of $0.4 million and $0.3 million was recognized in the Sohu Group’s consolidated balance sheets as of December 31, 2024 and 2023, respectively.
Noncontrolling Interest in the Consolidated Statements of Comprehensive Income/(Loss)
For the years ended December 31, 2024, 2023 and 2022, respectively, net income of $31,000, net loss of $0.3 million and net income of

$2,000

attributable to the noncontrolling interest of Changyou was recognized in the Sohu Group’s consolidated statements of comprehensive income/(loss).